ING Variable Products Trust

ING VP High Yield Bond Portfolio (“Portfolio”)

Supplement dated February 23, 2007

to the Adviser Class Prospectus, Class I Prospectus, and Class S Prospectus

each dated April 28, 2006

Effective March 1, 2007, Randall Parrish is named Portfolio Manager to the Portfolio and Greg Jacobs and Kurt Kringelis are removed as Portfolio Managers to the Portfolio.

1.               All references to Greg Jacobs and Kurt Kringelis are removed from the Adviser Class Prospectus, Class I Prospectus, and Class S Prospectus.

2.               The section entitled “Management of the Portfolio – Adviser and Sub-Advisers – ING VP High Yield Bond Portfolio” beginning on page 17 of the Adviser Class Prospectus, and on page 24 of the Class I Prospectus and Class S Prospectus is hereby deleted and replaced with the following:

ING VP High Yield Bond Portfolio

The following individual is responsible for the day-to-day management of ING VP High Yield Bond Portfolio:

The Portfolio has been managed by Randall Parrish, CFA, since March 2007. Mr. Parrish has over 14 years of investment experience. For the past 6 years, Mr. Parrish has been a senior analyst on the ING Investment Management High Yield Team focusing on the media and retail/consumer sectors.  Prior to joining ING Investment Management Co. in 2001, he was a corporate banker in leveraged finance with SunTrust Bank and predecessors to Bank of America.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Variable Products Trust

ING VP High Yield Bond Portfolio (“Portfolio”)

Supplement dated February 23, 2007

to the ADV Class, Class I, and Class S shares’ Statement of Additional Information (“SAI”)

dated April 28, 2006

Effective March 1, 2007, Randall Parrish is named Portfolio Manager to the Portfolio and Greg Jacobs and Kurt Kringelis are removed as Portfolio Managers to the Portfolio.

1.               All references to Greg Jacobs and Kurt Kringelis are removed from the SAI.

2.               The tables entitled “Other Accounts Managed” and “Portfolio Managers Ownership of Securities” on page 63 and beginning on page 64, respectively, under the section entitled “Sub-Advisers – Portfolio Managers - ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio, ING VP International Value Portfolio, ING VP MidCap Opportunities Portfolio, and ING VP SmallCap Opportunities Portfolio” are amended to add the following, respectively:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Randall Parrish (1)	2	$273,237,024	2	$489,826,620	0	0

(1) Value of the accounts as of December 31, 2006.

Portfolio Managers Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Randall Parrish (1)	None

(1) As of December 31, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE